Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Inventories
Finished goods	€ 1,373,413	€ 1,251,141
Healthcare supplies	500,597	413,453
Raw materials and purchased components	365,409	329,299
Work in process	173,918	146,878
Inventories	€ 2,413,337	€ 2,140,771